Retirement Benefits (Benefit Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.16%	7.09%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.39%	5.41%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2018	2018
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.59%	3.62%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.65%	4.65%
Expected long term return on assets, tax exempt accounts	7.50%	7.50%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.38%	2.24%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	2.79%	3.02%
Expected long term return on assets, tax exempt accounts	7.00%	7.00%
Expected long term return on assets, taxable accounts	4.50%	4.50%